Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks, net of allowance for credit losses of $19 and $23		$ 5,111	$ 4,178
Interest-bearing deposits with the Federal Reserve and other central banks		116,009	89,546
Interest-bearing deposits with banks, net of allowance for credit losses of $3 and $1 (includes restricted of $2,848 and $1,399)		10,397	9,612
Federal funds sold and securities purchased under resale agreements		44,892	41,146
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $45,377 and $44,020)		48,094	48,596
Available-for-sale, at fair value (amortized cost of $102,422 and $89,627, net of allowance for credit losses of $— and $—)		102,106	88,031
Total securities		150,200	136,627
Trading assets		14,276	13,981
Loans		80,615	71,570
Allowance for credit losses		(245)	(294)
Net loans		80,370	71,276
Premises and equipment		3,581	3,266
Accrued interest receivable		1,435	1,293
Goodwill		16,767	16,598
Intangible assets		2,822	2,851
Other assets, net of allowance for credit losses on accounts receivable of $3 and $2 (includes $1,666 and $2,151, at fair value)		26,440	25,690
Total assets		472,300	416,064
Deposits:
Noninterest-bearing deposits (principally U.S. offices)		59,979	58,267
Interest-bearing deposits in U.S. offices		169,125	139,109
Interest-bearing deposits in non-U.S. offices		102,790	92,148
Total deposits		331,894	289,524
Federal funds purchased and securities sold under repurchase agreements		18,992	14,064
Trading liabilities		6,135	4,865
Payables to customers and broker-dealers		21,872	20,073
Commercial paper		2,003	301
Other borrowed funds		422	225
Accrued taxes and other expenses		5,544	5,270
Other liabilities (including allowance for credit losses on lending-related commitments of $74 and $72, also includes $617 and $422, at fair value)		8,757	9,124
Long-term debt		31,873	30,854
Total liabilities		427,492	374,300
Temporary equity
Redeemable noncontrolling interests		87	87
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 48,826 and 43,826 shares		4,836	4,343
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,416,966,905 and 1,409,633,842 shares		14	14
Additional paid-in capital		29,907	29,321
Retained earnings		46,396	42,537
Accumulated other comprehensive loss, net of tax		(3,035)	(4,656)
Less: Treasury stock of 728,730,568 and 691,953,574 common shares, at cost		(33,805)	(30,241)
Total The Bank of New York Mellon Corporation shareholders’ equity		44,313	41,318
Nonredeemable noncontrolling interests of consolidated investment management funds		408	359
Total permanent equity	[1]	44,721	41,677
Total liabilities, temporary equity and permanent equity		$ 472,300	$ 416,064

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $39,477 million at Dec. 31, 2025, $36,975 million at Dec. 31, 2024 and $36,427 million at Dec. 31, 2023.